Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2024 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	10
Net book value | $	$ 262,317
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	7
Net book value | $	$ 170,615